WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.3%
	COMMUNICATIONS — 5.4%
18,526	GoDaddy, Inc. - Class A*	$3,337,274
	CONSUMER DISCRETIONARY — 17.9%
19,194	Beacon Roofing Supply, Inc.*	2,374,298
19,243	CarMax, Inc.*	1,499,414
12,570	Dorman Products, Inc.*	1,515,188
21,771	Masco Corp.	1,513,955
3,046	Pool Corp.	969,694
21,817	Wyndham Hotels & Resorts, Inc.	1,974,657
32,743	YETI Holdings, Inc.*	1,083,793
		10,930,999
	CONSUMER STAPLES — 3.2%
9,070	Interparfums, Inc.	1,032,801
5,346	Lancaster Colony Corp.	935,550
		1,968,351
	FINANCIALS — 10.4%
21,368	Brown & Brown, Inc.	2,658,179
22,721	RLI Corp.	1,825,178
993	White Mountains Insurance Group, Ltd.	1,912,329
		6,395,686
	HEALTH CARE — 10.5%
26,350	Addus HomeCare Corp.*	2,605,751
13,919	Ensign Group, Inc.	1,801,119
14,657	ICU Medical, Inc.*	2,035,271
		6,442,141
	INDUSTRIALS — 25.7%
57,563	API Group Corp.*	2,058,453
28,711	AZEK Co., Inc.*	1,403,681
5,797	EMCOR Group, Inc.	2,142,745
18,289	Graco, Inc.	1,527,314
95,267	Hayward Holdings, Inc.*	1,326,117
11,481	Landstar System, Inc.	1,724,446
9,386	SiteOne Landscape Supply, Inc.*	1,139,836
24,791	Tetra Tech, Inc.	725,137
90,570	Verra Mobility Corp.*	2,038,731
3,238	Watsco, Inc.	1,645,875
		15,732,335
	MATERIALS — 5.2%
18,062	Ashland, Inc.	1,070,896

WCM SMID Quality Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MATERIALS (Continued)
92,819	Element Solutions, Inc.	$2,098,638
		3,169,534
	REAL ESTATE — 4.2%
10,251	Jones Lang LaSalle, Inc.*	2,541,325
	TECHNOLOGY — 13.8%
11,783	Booz Allen Hamilton Holding Corp.	1,232,266
17,933	Entegris, Inc.	1,568,779
12,008	Insight Enterprises, Inc.*	1,801,080
18,408	MKS Instruments, Inc.	1,475,401
6,894	PTC, Inc.*	1,068,225
4,681	Zebra Technologies Corp. - Class A*	1,322,664
		8,468,415
	TOTAL COMMON STOCKS
	(Cost $43,592,130)	58,986,060
	SHORT-TERM INVESTMENTS — 4.1%
2,507,204	Morgan Stanley Institutional Liquidity Treasury Portfolio - Institutional Class, 4.13%[1]	2,507,204
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,507,204)	2,507,204
	TOTAL INVESTMENTS — 100.4%
	(Cost $46,099,334)	61,493,264
	Liabilities in Excess of Other Assets — (0.4)%	(263,095)
	TOTAL NET ASSETS — 100.0%	$61,230,169

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.